Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Premises and equipment

The components of premises and equipment at December 31, 2013 and 2012 are as follows:

	December 31,
	2013	2012
(in thousands)
Land	$6,251	$5,928
Bank premises	18,051	17,485
Furniture and equipment	19,753	16,889
Construction in progress	195	122

Acquired Value	44,250	40,424
Less: accumulated depreciation	24,638	20,860

Net-Book value	$19,612	$19,564